The firm commitments schedule is set forth below: (Details) R$ in Thousands	Sep. 30, 2021 BRL (R$)
Commitments
Current	R$ 5,508,563
Non-current	1,996,385
October to December 2022	425,407
2023	704,311
2024	289,910
2025	173,878
2026 onwards	402,879
Total	R$ 7,504,948